Expenses by nature (Details) - Schedule of expenses by nature - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Expenses by nature (Details) - Schedule of expenses by nature [Line Items]
Depreciation and amortization	R$ 110,004	R$ 60,249	R$ 23,078
Personnel expenses	65,759	58,086	48,762
Expenses with service provider	199,736	149,401	111,596
Leasing	11,765	13,637	21,315
Cost of agricultural products	53,684	134,972	98,561
Fair value of cost of agricultural products	316,636	96,689	39,163
Freight and storage	24,740	14,450	9,608
Allowance for doubtful accounts	151	(2,440)	(530)
Sale of farms			35
Maintenance, travel expenses and others	21,473	16,959	16,974
Total	803,948	542,003	368,562
Cost of Products Sold [Member]
Expenses by nature (Details) - Schedule of expenses by nature [Line Items]
Depreciation and amortization	109,023	58,737	22,494
Personnel expenses	30,293	25,115	18,660
Expenses with service provider	193,254	143,808	108,147
Leasing	11,368	13,462	20,512
Cost of agricultural products	53,684	134,972	98,561
Fair value of cost of agricultural products	316,636	96,689	39,163
Freight and storage
Allowance for doubtful accounts
Sale of farms
Maintenance, travel expenses and others	14,887	11,030	11,677
Total	729,145	483,813	319,214
Selling Expenses [Member]
Expenses by nature (Details) - Schedule of expenses by nature [Line Items]
Depreciation and amortization
Personnel expenses	3,060	2,290	1,423
Expenses with service provider
Leasing
Cost of agricultural products
Fair value of cost of agricultural products
Freight and storage	24,740	14,450	9,608
Allowance for doubtful accounts	151	(2,440)	(530)
Sale of farms			35
Maintenance, travel expenses and others
Total	27,951	14,300	10,536
General and Administrative Expenses [Member]
Expenses by nature (Details) - Schedule of expenses by nature [Line Items]
Depreciation and amortization	981	1,512	584
Personnel expenses	32,406	30,681	28,679
Expenses with service provider	6,482	5,593	3,449
Leasing	397	175	803
Cost of agricultural products
Fair value of cost of agricultural products
Freight and storage
Allowance for doubtful accounts
Sale of farms
Maintenance, travel expenses and others	6,586	5,929	5,297
Total	R$ 46,852	R$ 43,890	R$ 38,812